Fair value measurements - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value Measurements [Line Items]
Amount expected to be reclassified into earnings	$ 123
Trading Symbol	SBLK
Impairment loss of assets held for use	$ 0	$ 10,684	$ 102,578
Impairment loss of disposed assets	0	$ 18,537	219,400
Quoted Prices in Active Markets for Identical Liabilities (Level 1)
Fair Value Measurements [Line Items]
2022 Notes fair value	$ 50,640
2022 Notes
Fair Value Measurements [Line Items]
Trading Symbol	SBLKZ
Operating vessels sold and delivered
Fair Value Measurements [Line Items]
Impairment loss of disposed assets			17,815
Operating vessels sold but not yet delivered
Fair Value Measurements [Line Items]
Impairment loss of disposed assets			$ 201,585